UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut              February 14, 2008
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 29 Items

Form 13F-HR Information Table Value Total: $631,596.7 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------                      --------  --------------       ----------  ------------ ------ ---------- -------- ------------
ALPHA NATURAL RESOURCES INC	 02076X102   COM	             700.0	 10000	 call	DEFINED	  N/A	    SHARED
ALPHA NATURAL RESOURCES INC	 02076X102   COM	           16077.6	495000	 sh	DEFINED	  N/A	    SHARED
APPLE COMPUTER INC	         037833100   COM	           29712.0	150000	 sh	DEFINED   N/A	    SHARED
ARCADIA RESOURCES INC	         039209101   COM	            9565.2     9377647	 sh	DEFINED	  N/A	    SHARED
BALLY TECHNOLOGIES INC	         05874B107   COM	           22374.0	450000	 sh	DEFINED	  N/A	    SHARED
BROADCOM CORP	                 111320107   CL A	           10456.0	400000	 sh	DEFINED	  N/A	    SHARED
FIRST SOLAR INC	                 336433107   COM	           26714.0	100000	 sh	DEFINED   N/A	    SHARED
FOCUS MEDIA HOLDING-ADR	         34415V109   SPONSORED ADR	   28405.0	500000	 sh	DEFINED	  N/A	    SHARED
FOREST LABORATORIES INC	         345838106   COM	           56133.0     1540000	 sh	DEFINED	  N/A	    SHARED
FOREST LABORATORIES INC	         345838106   COM	             375.0	  5000	 put	DEFINED	  N/A	    SHARED
FOSTER WHEELER LTD	         G36535139   SHS NEW	           51156.6	330000	 sh	DEFINED   N/A	    SHARED
GOOGLE INC-CL A	                 38259P508   CL A	           27659.2	 40000	 sh	DEFINED	  N/A	    SHARED
JA SOLAR HOLDINGS CO LTD - ADS	 466090107   SPON ADR	           27924.0	400000	 sh	DEFINED	  N/A	    SHARED
MARVELL TECHNOLOGY GROUP LTD	 G5876H105   ORD	           13980.0     1000000	 sh	DEFINED	  N/A	    SHARED
MASTERCARD INC-CLASS A	         57636Q104   CL A	           67788.0	315000	 sh	DEFINED	  N/A	    SHARED
MERCK & CO INC	                 589331107   COM	           59853.3     1030000	 sh	DEFINED	  N/A	    SHARED
MERCK & CO INC	                 589331107   COM	             720.0	  8000	 put 	DEFINED	  N/A	    SHARED
NATIONAL COAL CORP	         632381208   COM NEW	            8817.3     1585849	 sh	DEFINED	  N/A	    SHARED
QUALCOMM INC	                 747525103   COM	            9837.5	250000	 sh	DEFINED	  N/A	    SHARED
RESEARCH IN MOTION LTD	         760975102   COM	           11340.0	100000	 sh	DEFINED	  N/A	    SHARED
SCHERING-PLOUGH CORP	         806605101   COM	           43956.0     1650000	 sh	DEFINED	  N/A	    SHARED
SHAW GROUP INC	                 820280105   COM	            3022.0	 50000	 sh	DEFINED	  N/A	    SHARED
SHAW GROUP INC	                 820280105   COM	             600.0	  2000	 call	DEFINED	  N/A	    SHARED
SOHU.COM INC	                 83408W103   COM	           16356.0	300000	 sh	DEFINED	  N/A	    SHARED
TAKE-TWO INTERACTIVE SOFTWARE	 874054109   COM	           18450.0     1000000	 sh	DEFINED	  N/A	    SHARED
TEXTRON INC	                 883203101   COM	           18538.0	260000	 sh	DEFINED	  N/A	    SHARED
TRANSMERIDIAN EXPLORATION INC	 89376N108   COM	            7564.9     3840068	 sh	DEFINED	  N/A	    SHARED
UNION PACIFIC CORP	         907818108   COM	           12562.0	100000	 sh	DEFINED	  N/A	    SHARED
YINGLI GREEN ENERGY HOLD-ADR	 98584B103   ADR	           30960.0	800000	 sh	DEFINED	  N/A	    SHARED
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